Award Timing Disclosure	12 Months Ended
Jan. 25, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of any equity awards, and the disclosure of any material nonpublic information is not timed on the basis of equity award grant dates. Instead, the timing of equity award grants is in accordance with our yearly compensation cycle, with such awards granted shortly after the start of the new fiscal year to incentivize our executive officers to deliver on the Company’s strategic objectives for that fiscal year. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	Instead, the timing of equity award grants is in accordance with our yearly compensation cycle, with such awards granted shortly after the start of the new fiscal year to incentivize our executive officers to deliver on the Company’s strategic objectives for that fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of any equity awards, and the disclosure of any material nonpublic information is not timed on the basis of equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false